Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
THEMATIC BETA ETFs
THIRD QUARTER REPORT
December 31, 2023 (Unaudited)
Columbia EM Core ex-China ETF
Columbia Emerging Markets Consumer ETF
Columbia India Consumer ETF

PORTFOLIO OF INVESTMENTS
Columbia EM Core ex-China ETF
December 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia EM Core ex-China ETF | Third Quarter Report 2023
Common Stocks - 96.6%
Issuer Shares Value ($)
Brazil - 5.3%
3R PETROLEUM OLEO E GAS SA
(a)
66,016 357,152
Ambev SA 494,259 1,397,022
B3 SA - Brasil Bolsa Balcao 908,987 2,722,695
Banco BTG Pactual SA 553,977 4,289,171
Banco do Brasil SA 234,555 2,674,572
Banco Santander Brasil SA 575,835 3,828,942
Caixa Seguridade Participacoes S/A 307,506 816,623
Cia Siderurgica Nacional SA 224,681 909,344
Embraer SA
(a)
251,724 1,160,264
Hapvida Participacoes e Investimentos
SA
(a),(b)
888,676 814,108
Localiza Rent a Car SA 96,151 1,258,894
Lojas Renner SA 181,415 650,578
Magazine Luiza SA
(a)
594,010 264,135
PRIO SA 121,428 1,151,136
Rede D'Or Sao Luiz SA
(b)
77,804 460,648
Suzano SA 144,862 1,658,983
TOTVS SA 145,414 1,008,522
Vale SA 515,722 8,196,175
WEG SA 276,191 2,098,610
Total 35,717,574
Chile - 0.4%
Empresas Copec SA 260,041 1,908,727
Latam Airlines Group SA
(a)
63,251,950 691,706
Total 2,600,433
China - 0.2%
Silergy Corp. 63,768 1,038,888
Colombia - 0.1%
Interconexion Electrica SA ESP 99,248 396,582
Czech Republic - 0.1%
CEZ AS 14,630 627,432
Egypt - 0.1%
Commercial International Bank - Egypt (CIB) 358,395 845,314
Greece - 0.1%
Motor Oil Hellas Corinth Refineries SA 24,911 653,829
Hungary - 0.5%
MOL Hungarian Oil & Gas PLC 48,721 397,929
OTP Bank Nyrt 43,808 2,000,449
Richter Gedeon Nyrt 28,348 716,881
Total 3,115,259
India - 11.8%
Adani Enterprises Ltd. 20,839 713,455
Adani Green Energy Ltd.
(a)
12,903 247,628
Adani Ports & Special Economic Zone Ltd. 179,716 2,212,280
Adani Power Ltd.
(a)
130,666 824,614
Bandhan Bank Ltd.
(b)
121,396 352,165
Coal India Ltd. 349,974 1,581,352
HDFC Bank Ltd. ADR 215,697 14,475,426
HDFC Life Insurance Co. Ltd.
(b)
122,738 953,865
Hindalco Industries Ltd. 202,863 1,498,915
ICICI Bank Ltd. ADR 617,249 14,715,216
IDBI Bank Ltd. 1,265,591 1,025,081
Infosys Ltd. ADR 600,617 11,039,340
ITC Ltd. 1,170,340 6,499,095
NTPC Ltd. 650,803 2,433,460
Oil & Natural Gas Corp. Ltd. 540,046 1,330,747
Power Grid Corp of India Ltd. 529,279 1,508,705
State Bank of India GDR 66,448 5,129,786
Tata Motors Ltd. 533,989 5,004,999
Tata Power Co. Ltd. (The) 289,749 1,156,541
Common Stocks (continued)
Issuer Shares Value ($)
Tata Steel Ltd. 1,275,880 2,140,426
Vedanta Ltd. 420,440 1,306,332
Wipro Ltd. 266,714 1,510,595
Zee Entertainment Enterprises Ltd.
(a)
226,827 748,787
Zomato Ltd.
(a)
680,689 1,011,867
Total 79,420,677
Indonesia - 3.3%
PT Adaro Energy Indonesia Tbk 2,822,956 436,360
PT Astra International Tbk 5,631,143 2,066,374
PT Bank Central Asia Tbk 12,181,225 7,436,742
PT Bank Mandiri Persero Tbk 12,530,427 4,923,627
PT Bank Rakyat Indonesia Persero Tbk 4,085,721 1,519,176
PT Bayan Resources Tbk 930,315 1,202,394
PT GoTo Gojek Tokopedia Tbk
(a)
155,771,429 870,062
PT Merdeka Copper Gold Tbk
(a)
1,842,877 323,165
PT Telkom Indonesia Persero Tbk 12,326,618 3,162,313
Total 21,940,213
Kuwait - 1.0%
Agility Public Warehousing Co KSC
(a)
416,872 690,603
Al Ahli Bank of Kuwait KSCP 499,187 378,554
Boubyan Bank KSCP 430,891 841,447
Boubyan Petrochemicals Co KSCP 193,094 367,649
Gulf Bank KSCP 913,025 835,020
Kuwait Finance House KSCP 740,446 1,749,597
Mabanee Co KPSC 129,440 355,144
National Bank of Kuwait SAKP 413,136 1,202,095
National Industries Group Holding SAK 684,493 454,472
Total 6,874,581
Malaysia - 1.9%
CIMB Group Holdings Bhd 312,540 397,902
Dialog Group Bhd 2,745,617 1,236,872
Genting Malaysia Bhd 927,175 542,786
IHH Healthcare Bhd 2,306,024 3,026,186
Inari Amertron Bhd 1,280,261 838,647
Malayan Banking Bhd 618,340 1,196,310
Public Bank Bhd 444,414 414,915
Tenaga Nasional Bhd 2,124,099 4,641,122
Top Glove Corp. Bhd
(a)
1,542,300 302,083
Total 12,596,823
Mexico - 4.4%
America Movil SAB de CV Series B 1,256,771 1,168,123
Arca Continental SAB de CV 116,072 1,270,832
Cemex SAB de CV Series CPO
(a)
3,091,708 2,413,557
Controladora Vuela Cia de Aviacion SAB de
CV Class A
(a)
511,149 482,942
Fomento Economico Mexicano SAB de CV
Series UBD 259,167 3,382,203
Grupo Aeroportuario del Centro Norte SAB
de CV 83,732 888,817
Grupo Aeroportuario del Pacifico SAB de CV
Class B 70,914 1,241,314
Grupo Aeroportuario del Sureste SAB de CV
Class B 33,649 988,457
Grupo Bimbo SAB de CV Series A 570,494 2,895,507
Grupo Financiero Banorte SAB de CV Class
O 454,064 4,578,580
Grupo Mexico SAB de CV Series B 595,874 3,313,910
Grupo Televisa SAB Series CPO 855,713 573,019
Prologis Property Mexico SA de CV 264,036 1,259,022
Wal-Mart de Mexico SAB de CV 1,256,882 5,311,940
Total 29,768,223

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
December 31, 2023 (Unaudited)
Columbia EM Core ex-China ETF | Third Quarter Report 2023 3
Common Stocks (continued)
Issuer Shares Value ($)
Philippines - 1.3%
ACEN Corp. 4,107,814 324,916
Ayala Corp. 123,825 1,522,796
Ayala Land, Inc. 1,244,043 773,946
JG Summit Holdings, Inc. 621,927 428,470
Manila Electric Co. 269,537 1,942,127
SM Investments Corp. 199,322 3,138,759
SM Prime Holdings, Inc. 1,061,226 630,507
Total 8,761,521
Poland - 1.2%
Powszechna Kasa Oszczednosci Bank
Polski SA
(a)
329,126 4,211,741
Powszechny Zaklad Ubezpieczen SA 321,292 3,862,286
Total 8,074,027
Qatar - 1.0%
Commercial Bank PSQC (The) 402,633 657,969
Masraf Al Rayan QSC 739,929 526,750
Qatar Fuel QSC 184,672 829,274
Qatar Gas Transport Co., Ltd. 748,344 711,142
Qatar Insurance Co. SAQ
(a)
769,870 549,545
Qatar Islamic Bank SAQ 224,691 1,289,767
Qatar National Bank QPSC 501,411 2,210,285
Total 6,774,732
Russia - 0.0%
Gazprom PJSC
(a),(c),(d),(e),(f)
251,024 0
LUKOIL PJSC
(c),(d),(e)
14,277 0
MMC Norilsk Nickel PJSC ADR
(a),(c),(d),(e)
19,108 0
Mobile TeleSystems PJSC ADR
(a),(c),(d),(e)
49,482 0
Total 0
Saudi Arabia - 9.0%
Advanced Petrochemical Co. 38,024 400,012
Al Hammadi Holding 23,156 368,644
Al Rajhi Bank 489,271 11,351,087
Alinma Bank 271,666 2,807,215
Almarai Co. JSC 49,155 736,670
Arab National Bank 107,360 725,754
Bank AlBilad 86,167 1,032,855
Bank Al- Jazira
(a)
139,180 694,044
Banque Saudi Fransi 151,531 1,616,331
Catrion Catering Holding Co. 16,432 553,868
Co. for Cooperative Insurance (The) 21,292 740,394
Dar Al Arkan Real Estate Development Co.
(a)
173,212 642,963
Emaar Economic City
(a)
236,172 498,795
Etihad Etisalat Co. 80,988 1,066,882
Mobile Telecommunications Co. Saudi
Arabia 197,459 743,499
National Industrialization Co.
(a)
144,428 473,724
Rabigh Refining & Petrochemical Co.
(a)
257,004 714,128
Riyad Bank 183,219 1,394,907
SABIC Agri -Nutrients Co. 22,547 830,932
Sahara International Petrochemical Co. 80,134 727,617
Saudi Arabian Mining Co.
(a)
134,762 1,586,598
Saudi Arabian Oil Co.
(b)
1,824,123 16,076,604
Saudi Awwal Bank 181,205 1,816,882
Saudi Basic Industries Corp. 77,665 1,725,199
Saudi Industrial Investment Group 106,884 632,753
Saudi Investment Bank (The) 148,346 628,987
Saudi Kayan Petrochemical Co.
(a)
126,236 365,579
Saudi National Bank (The) 484,906 5,004,230
Saudi Telecom Co. 214,345 2,312,068
Savola Group (The) 48,263 480,700
Common Stocks (continued)
Issuer Shares Value ($)
Seera Group Holding
(a)
72,765 516,146
United International Transportation Co. 34,877 731,952
Total 59,998,019
South Africa - 4.4%
Absa Group Ltd. 65,556 586,858
Anglo American Platinum Ltd. 16,379 863,396
Bid Corp. Ltd. 103,185 2,407,321
Bidvest Group Ltd. (The) 174,799 2,411,485
Capitec Bank Holdings Ltd. 13,293 1,472,941
FirstRand Ltd. 1,151,005 4,626,678
Gold Fields Ltd. 151,900 2,307,302
Harmony Gold Mining Co. Ltd. 143,084 935,689
Impala Platinum Holdings Ltd. 148,398 740,631
Mr Price Group Ltd. 52,280 448,286
MTN Group Ltd. 303,452 1,916,539
Naspers Ltd. Class N 29,764 5,091,007
Sasol Ltd. 91,244 924,490
Shoprite Holdings Ltd. 163,911 2,465,275
Sibanye Stillwater Ltd. 565,272 769,666
Standard Bank Group Ltd. 111,217 1,265,578
Total 29,233,142
South Korea - 16.1%
Celltrion Healthcare Co. Ltd.
(a)
16,276 1,144,038
Celltrion , Inc. 24,756 3,873,231
CosmoAM&T Co. Ltd.
(a)
1,849 211,474
DB HiTek Co. Ltd.
(a)
12,933 588,457
Doosan Enerbility Co. Ltd.
(a)
70,456 869,827
Ecopro BM Co. Ltd.
(a)
6,556 1,466,052
Ecopro Co. Ltd.
(a)
2,609 1,310,679
Hana Financial Group, Inc. 72,610 2,446,831
HLB, Inc.
(a)
20,849 820,750
HMM Co. Ltd.
(a)
78,413 1,192,116
HYBE Co. Ltd. 4,428 802,809
Hyundai Motor Co. 25,667 4,055,621
Kakao Corp.
(a)
64,258 2,709,224
KakaoBank Corp.
(a)
44,314 980,627
KB Financial Group, Inc. 80,606 3,385,965
Kia Corp.
(a)
50,973 3,957,838
L&F Co. Ltd.
(a)
4,468 707,720
LG Chem Ltd.
(a)
7,119 2,758,274
LG Electronics, Inc. 24,327 1,922,889
LG Energy Solution Ltd.
(a)
4,464 1,481,761
LG Innotek Co. Ltd.
(a)
1,766 328,408
NAVER Corp. 27,902 4,852,899
POSCO Future M Co. Ltd.
(a)
3,927 1,094,645
POSCO Holdings, Inc. 11,558 4,482,662
Samsung Electro-Mechanics Co. Ltd.
(a)
19,092 2,271,057
Samsung Electronics Co. Ltd. 666,583 40,629,525
Samsung Engineering Co. Ltd.
(a)
35,899 808,348
Samsung SDI Co. Ltd. 8,786 3,219,964
Shinhan Financial Group Co. Ltd. 100,182 3,123,152
SK Hynix, Inc. 74,421 8,176,544
SK Innovation Co. Ltd.
(a)
8,378 912,674
SK Telecom Co. Ltd. 15,946 620,308
Woori Financial Group, Inc. 56,258 567,866
Total 107,774,235
Taiwan - 25.2%
Accton Technology Corp. 67,286 1,146,628
Acer, Inc. 769,958 1,349,725
Advantech Co. Ltd. 70,472 854,192
Alchip Technologies Ltd. 13,894 1,482,636

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
December 31, 2023 (Unaudited)
4 Columbia EM Core ex-China ETF | Third Quarter Report 2023
Common Stocks (continued)
Issuer Shares Value ($)
ASE Technology Holding Co. Ltd. 373,584 1,643,305
Asia Vital Components Co. Ltd. 129,798 1,423,145
Asustek Computer, Inc. 73,116 1,166,168
AUO Corp.
(a)
1,451,075 858,149
Catcher Technology Co. Ltd. 338,584 2,140,248
Cathay Financial Holding Co. Ltd.
(a)
437,913 652,792
Chailease Holding Co. Ltd. 140,062 880,793
Chang Hwa Commercial Bank Ltd. 4,763,206 2,778,104
China Airlines Ltd. 452,049 318,889
China Development Financial Holding
Corp.
(a)
1,127,117 460,902
China Steel Corp. 2,841,721 2,500,007
Chipbond Technology Corp. 1,156,788 2,725,136
Chunghwa Telecom Co. Ltd. 1,213,930 4,746,472
CTBC Financial Holding Co. Ltd. 4,663,204 4,307,582
Delta Electronics, Inc. 252,132 2,575,500
E Ink Holdings, Inc. 106,281 682,210
E.Sun Financial Holding Co. Ltd. 1,202,320 1,010,731
eMemory Technology, Inc. 14,155 1,129,983
Eva Airways Corp. 843,541 864,416
Evergreen Marine Corp. Taiwan Ltd. 30,449 142,371
Far Eastern New Century Corp. 3,685,362 3,746,544
Far EasTone Telecommunications Co. Ltd. 1,149,586 2,989,100
Faraday Technology Corp. 61,118 710,941
Formosa Chemicals & Fibre Corp. 695,190 1,411,197
Formosa Petrochemical Corp. 680,474 1,789,291
Formosa Plastics Corp. 1,225,898 3,163,556
Fubon Financial Holding Co. Ltd. 570,458 1,204,466
Gigabyte Technology Co. Ltd. 139,583 1,209,791
Global Unichip Corp. 5,360 303,886
Hon Hai Precision Industry Co. Ltd. 2,070,150 7,048,783
Innolux Corp.
(a)
1,601,845 746,367
Largan Precision Co. Ltd. 24,372 2,279,130
Lite-On Technology Corp. 352,110 1,342,333
Makalot Industrial Co. Ltd. 168,324 1,944,278
MediaTek , Inc. 238,431 7,885,419
Mega Financial Holding Co. Ltd. 730,351 932,854
Nan Ya Plastics Corp. 1,973,978 4,277,204
Novatek Microelectronics Corp. 93,502 1,575,098
PharmaEssentia Corp.
(a)
29,289 330,200
President Chain Store Corp. 243,290 2,136,383
Quanta Computer, Inc. 289,434 2,117,200
Taiwan Business Bank 7,036,784 3,141,165
Taiwan Mobile Co. Ltd. 1,146,098 3,682,093
Taiwan Semiconductor Manufacturing Co.
Ltd. 3,299,538 63,753,475
Unimicron Technology Corp. 205,183 1,176,657
Uni -President Enterprises Corp. 1,525,277 3,702,551
United Microelectronics Corp. 1,937,722 3,321,033
Walsin Lihwa Corp. 431,587 543,518
Wan Hai Lines Ltd. 153,300 274,727
Wistron Corp. 309,810 995,333
Wiwynn Corp. 17,708 1,053,000
Yang Ming Marine Transport Corp. 361,387 604,068
Total 169,231,725
Thailand - 3.3%
Bangkok Expressway & Metro PCL NVDR 2,656,857 618,824
BTS Group Holdings PCL NVDR 12,131,687 2,576,862
Bumrungrad Hospital PCL NVDR 130,229 847,018
Central Retail Corp PCL NVDR 581,638 698,664
Charoen Pokphand Foods PCL NVDR 883,771 507,490
CP ALL PCL NVDR 1,727,998 2,835,066
Common Stocks (continued)
Issuer Shares Value ($)
Delta Electronics Thailand PCL NVDR 751,300 1,936,993
Energy Absolute PCL NVDR 222,435 288,369
Gulf Energy Development PCL NVDR 930,200 1,212,742
Home Product Center PCL NVDR 6,556,113 2,247,316
Kasikornbank PCL NVDR 132,284 523,206
Krung Thai Bank PCL NVDR 1,152,636 621,358
Minor International PCL NVDR 618,291 534,376
SCB X PCL 793,489 2,464,215
Siam Cement PCL (The) 177,601 1,592,204
Thai Oil PCL NVDR 264,708 416,848
Thai Union Group PCL NVDR 4,296,929 1,888,345
Total 21,809,896
Turkey - 0.7%
BIM Birlesik Magazalar AS 65,939 671,469
Eregli Demir ve Celik Fabrikalari TAS
(a)
401,816 557,813
Sasa Polyester Sanayi AS
(a)
156,822 193,492
Turk Hava Yollari AO
(a)
228,619 1,769,564
Turkiye Petrol Rafinerileri AS 380,869 1,844,121
Total 5,036,459
United Arab Emirates - 5.2%
Abu Dhabi Commercial Bank PJSC 440,879 1,101,972
Abu Dhabi Islamic Bank PJSC 372,171 1,025,491
Abu Dhabi National Energy Co. PJSC 295,483 281,585
Abu Dhabi National Hotels 2,186,185 556,554
Abu Dhabi Ports Co. PJSC
(a)
746,340 1,296,481
ADNOC Drilling Co. PJSC 330,167 339,808
Adnoc Gas PLC 1,324,893 1,114,674
Aldar Properties PJSC 577,355 841,018
Alpha Dhabi Holding PJSC
(a)
236,998 1,213,141
Commercial Bank of Dubai PSC 400,833 534,771
Dana Gas PJSC 3,270,048 705,160
Dubai Electricity & Water Authority PJSC 473,205 316,952
Dubai Investments PJSC 615,282 390,336
Dubai Islamic Bank PJSC 704,767 1,097,616
Emaar Development PJSC 148,078 288,274
Emaar Properties PJSC 792,500 1,708,965
Emirates Integrated Telecommunications
Co. PJSC 291,350 411,710
Emirates NBD Bank PJSC 313,274 1,475,635
Emirates Telecommunications Group Co.
PJSC 501,167 2,679,986
First Abu Dhabi Bank PJSC 889,902 3,382,488
International Holding Co. PJSC
(a)
114,798 12,487,047
Multiply Group PJSC
(a)
712,658 617,045
National Marine Dredging Co.
(a)
51,542 418,202
Q Holding PJSC
(a)
659,901 562,382
Total 34,847,293
Total Common Stocks
(Cost: $592,067,690) 647,136,877
Preferred Stocks - 3.1%
Issuer Shares Value ($)
Brazil - 2.9%
Banco Bradesco SA Preference Shares 943,503 3,319,431
Gerdau SA Preference Shares 222,442 1,088,032
Itau Unibanco Holding SA Preference
Shares 874,950 6,118,670
Itausa SA Preference Shares 1,903,281 4,063,122
Petroleo Brasileiro SA Preference Shares 575,152 4,409,309
Total 18,998,564

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
December 31, 2023 (Unaudited)
Columbia EM Core ex-China ETF | Third Quarter Report 2023 5
Preferred Stocks (continued)
Issuer Shares Value ($)
Chile - 0.2%
Sociedad Quimica y Minera de Chile SA
Preference Shares Class B 23,969 1,445,081
Total Preferred Stocks
(Cost: $17,023,991) 20,443,645
Rights - 0.0%
Issuer Shares Value ($)
Brazil - 0.0%
Localiza Rent a Car SA, expiring 2/08/24
(a)
339 1,396
Taiwan - 0.0%
Mega Financial Holdings Co. Ltd., expiring
1/22/24
(a)
14,489 2,927
Total Rights
(Cost: $0) 4,323
Money Market Funds - 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 5.214%
(g)
2,322,908 2,322,908
Total Money Market Funds
(Cost: $2,322,908) 2,322,908
Total Investments in Securities
(Cost: $611,414,589) 669,907,753
Other Assets & Liabilities, Net 264,216
Net Assets 670,171,969

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
December 31, 2023 (Unaudited)
6 Columbia EM Core ex-China ETF | Third Quarter Report 2023
Security
Acquisition Dates
Shares
Cost ($)
Value ($)
Gazprom PJSC
04/19/2016-02/16/2022
251,024
961,853
—
LUKOIL PJSC
04/19/2016-02/16/2022
14,277
1,117,736
—
MMC Norilsk Nickel PJSC ADR
06/19/2020-02/16/2022
19,108
569,160
—
Mobile TeleSystems PJSC ADR
06/19/2020-02/16/2022
49,482
421,211
—
3,069,960
—
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2023, the total value of these securities amounted to $18,657,390, which represents 2.78% of total net assets.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2023, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(d) Valuation based on significant unobservable inputs.
(e) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At December 31, 2023, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(f) As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(g) The rate shown is the seven-day current annualized yield at December 31, 2023.
Abbreviation Legend
ADR American Depositary Receipts
GDR Global Depositary Receipts
NVDR Non-Voting Depository Receipts
PJSC Private Joint Stock Company
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

PORTFOLIO OF INVESTMENTS
Columbia Emerging Markets Consumer ETF
December 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Emerging Markets Consumer ETF | Third Quarter Report 2023 7
Common Stocks - 100.1%
Issuer Shares Value ($)
Brazil - 8.0%
Raia Drogasil SA 304,748 1,844,448
Telefonica Brasil SA 94,368 1,038,172
TIM SA 212,809 785,504
Vibra Energia SA 328,058 1,537,097
Total 5,205,221
China - 26.9%
Alibaba Group Holding Ltd. 317,741 3,076,271
ANTA Sports Products Ltd. 33,132 321,410
Baidu, Inc. Class A
(a)
54,241 806,472
Bilibili, Inc. Class Z
(a)
7,340 87,984
BYD Co. Ltd. Class H 27,760 762,209
China Mengniu Dairy Co. Ltd.
(a)
88,847 238,942
China Resources Beer Holdings Co. Ltd. 46,569 203,964
China Tower Corp. Ltd. Class H
(b)
1,165,497 122,392
Geely Automobile Holdings Ltd. 160,303 176,346
Great Wall Motor Co. Ltd. Class H 67,954 88,244
JD Health International, Inc.
(a),(b)
27,075 135,574
JD.com, Inc. Class A 65,061 937,352
Kuaishou Technology
(a),(b)
68,864 466,969
Li Auto, Inc. Class A
(a)
32,819 618,255
Li Ning Co. Ltd. 63,967 171,211
Meituan Class B
(a),(b)
139,940 1,467,761
NetEase, Inc. 52,632 947,687
New Oriental Education & Technology
Group, Inc.
(a)
33,389 236,246
Nongfu Spring Co. Ltd. Class H
(b)
46,270 267,539
PDD Holdings, Inc. ADR
(a)
14,424 2,110,375
Tencent Holdings Ltd. 71,551 2,690,304
Tencent Music Entertainment Group ADR
(a)
17,384 156,630
Tingyi Cayman Islands Holding Corp. 51,671 62,996
Trip.com Group Ltd.
(a)
15,359 546,024
Tsingtao Brewery Co. Ltd. Class H 17,564 117,865
Vipshop Holdings Ltd. ADR
(a)
7,420 131,779
Yum China Holdings, Inc. 12,240 519,343
Total 17,468,144
Greece - 0.7%
Hellenic Telecommunications Organization
SA 30,007 427,601
India - 25.7%
Avenue Supermarts Ltd.
(a),(b)
19,527 958,038
Bajaj Auto Ltd. 8,930 729,440
Hero MotoCorp Ltd. 16,330 812,352
Hindustan Unilever Ltd. 92,670 2,966,676
ITC Ltd. 402,454 2,234,895
Mahindra & Mahindra Ltd. GDR 125,912 2,656,743
Maruti Suzuki India Ltd. 18,668 2,311,208
Nestle India Ltd. 4,939 1,577,625
Titan Co. Ltd. 55,690 2,459,759
Total 16,706,736
Indonesia - 2.7%
PT Telkom Indonesia Persero Tbk 6,894,189 1,768,659
Kuwait - 1.1%
Mobile Telecommunications Co. KSCP 438,201 723,085
Mexico - 3.4%
Coca-Cola Femsa SAB de CV 21,860 207,789
Fomento Economico Mexicano SAB de CV
Series UBD 80,155 1,046,045
Wal-Mart de Mexico SAB de CV 219,643 928,274
Total 2,182,108
Common Stocks (continued)
Issuer Shares Value ($)
Russia - 0.0%
Magnit PJSC
(c),(d),(e)
15,524 0
Mobile TeleSystems PJSC ADR
(a),(c),(d),(e)
86,390 0
Total 0
Saudi Arabia - 5.2%
Almarai Co. JSC 25,918 388,424
Etihad Etisalat Co. 46,705 615,261
Saudi Telecom Co. 223,298 2,408,641
Total 3,412,326
South Africa - 4.2%
Shoprite Holdings Ltd. 112,031 1,684,983
Vodacom Group Ltd. 175,574 1,017,681
Total 2,702,664
Taiwan - 17.4%
Chunghwa Telecom Co. Ltd. 736,590 2,880,070
Far EasTone Telecommunications Co. Ltd. 580,926 1,510,497
President Chain Store Corp. 212,937 1,869,847
Taiwan Mobile Co. Ltd. 642,363 2,063,733
Uni-President Enterprises Corp. 1,226,493 2,977,264
Total 11,301,411
Thailand - 2.7%
Advanced Info Service PCL 102,282 650,266
CP ALL PCL 16,200 26,579
CP ALL PCL 440,192 722,207
Thai Beverage PCL 868,428 345,633
Total 1,744,685
United Arab Emirates - 2.1%
Emirates Telecommunications Group Co.
PJSC 252,339 1,349,381
Total Common Stocks
(Cost: $66,064,691) 64,992,021
Money Market Funds - 0.4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 5.214%
(f)
244,976 244,976
Total Money Market Funds
(Cost: $244,976) 244,976
Total Investments in Securities
(Cost: $66,309,667) 65,236,997
Other Assets & Liabilities, Net (299,258)
Net Assets 64,937,739

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Emerging Markets Consumer ETF
December 31, 2023 (Unaudited)
8 Columbia Emerging Markets Consumer ETF | Third Quarter Report 2023
Security
Acquisition Dates
Shares
Cost ($)
Value ($)
Magnit PJSC
12/27/2012-12/17/2021
15,524
3,017,072
—
Mobile TeleSystems PJSC ADR
09/18/2020-12/17/2021
86,390
774,283
—
3,791,355
—
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2023, the total value of these securities amounted to $3,418,273, which represents 5.26% of total net assets.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2023, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(d) Valuation based on significant unobservable inputs.
(e) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At December 31, 2023, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(f) The rate shown is the seven-day current annualized yield at December 31, 2023.
Abbreviation Legend
ADR American Depositary Receipts
GDR Global Depositary Receipts
PJSC Private Joint Stock Company
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

PORTFOLIO OF INVESTMENTS (Consolidated)
Columbia India Consumer ETF
December 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia India Consumer ETF | Third Quarter Report 2023 9
Notes to Consolidated Portfolio of Investments
Common Stocks - 104.6%
Issuer Shares Value ($)
Consumer Discretionary - 61.5%
Apparel Retail - 4.5%
Trent Ltd. 179,863 6,603,145
Apparel, Accessories & Luxury Goods - 7.0%
Page Industries Ltd. 4,690 2,170,612
Titan Co. Ltd. 183,184 8,091,014
Total 10,261,626
Automobile Manufacturers - 15.7%
Mahindra & Mahindra Ltd. 354,734 7,372,303
Maruti Suzuki India Ltd. 50,590 6,263,338
Tata Motors Ltd. 998,400 9,357,854
Total 22,993,495
Automotive Parts & Equipment - 7.9%
Bharat Forge Ltd. 218,758 3,255,459
Bosch Ltd. 7,685 2,050,577
Samvardhana Motherson International Ltd. 1,784,088 2,185,790
Tube Investments of India Ltd. 95,222 4,052,732
Total 11,544,558
Hotels, Resorts & Cruise Lines - 2.7%
Indian Hotels Co. Ltd. 765,668 4,033,355
Motorcycle Manufacturers - 17.5%
Bajaj Auto Ltd. 106,141 8,670,044
Eicher Motors Ltd. 122,187 6,084,113
Hero MotoCorp Ltd. 120,275 5,983,198
TVS Motor Co. Ltd. 202,923 4,940,066
Total 25,677,421
Other Specialty Retail - 1.4%
FSN E-Commerce Ventures Ltd.
(a)
952,233 1,990,548
Restaurants - 4.8%
Zomato Ltd.
(a)
4,738,338 7,043,697
Total Consumer Discretionary 90,147,845
Consumer Staples - 43.1%
Distillers & Vintners - 2.4%
United Spirits Ltd. 259,273 3,482,626
Common Stocks (continued)
Issuer Shares Value ($)
Food Retail - 4.3%
Avenue Supermarts Ltd.
(a),(b)
128,293 6,294,338
Packaged Foods & Meats - 17.2%
Adani Wilmar Ltd.
(a)
145,691 621,360
Britannia Industries Ltd. 100,940 6,475,650
Marico Ltd. 486,551 3,207,081
Nestle India Ltd. 23,540 7,519,194
Tata Consumer Products Ltd. 563,147 7,354,892
Total 25,178,177
Personal Care Products - 10.6%
Dabur India Ltd. 531,645 3,559,900
Godrej Consumer Products Ltd. 330,691 4,495,383
Hindustan Unilever Ltd. 176,500 5,650,354
Procter & Gamble Hygiene & Health Care
Ltd. 8,764 1,828,977
Total 15,534,614
Soft Drinks & Non-alcoholic Beverages - 4.4%
Varun Beverages Ltd. 431,880 6,419,521
Tobacco - 4.2%
ITC Ltd. 1,121,528 6,228,034
Total Consumer Staples 63,137,310
Total Common Stocks
(Cost: $98,901,611) 153,285,155
Money Market Funds - 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 5.214%
(c)
370,832 370,832
Total Money Market Funds
(Cost: $370,832) 370,832
Total Investments in Securities
(Cost: $99,272,443) 153,655,987
Other Assets & Liabilities, Net (7,126,529)
Net Assets 146,529,458
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2023, the total value of these securities amounted to $6,294,338, which represents 4.30% of total net assets.
(c) The rate shown is the seven-day current annualized yield at December 31, 2023.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT279_03_P01_(02/24)
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